SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Capital Equipment	$ 1,354,824	$ 1,350,794	$ 1,350,794
Leasehold improvements	75,436	75,436	75,436
Accumulated Depreciation	(1,387,035)	(1,372,798)	(1,351,763)
Net Fixed Assets	$ 43,224	$ 53,432	$ 74,467